LEASES - Schedule of Lease Cost and Other Information (FY) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 160,000	$ 133,000	$ 486,000	$ 515,000
Operating cash flows from operating leases	31,000	126,000	520,000	318,000
Disposal of right-of-use assets			299,000	0
Disposal of operating lease liabilities associated with right-of-use assets			313,000	0
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 2,781,000	$ 0	$ 412,000	$ 150,000
Weighted-average remaining lease term - operating leases (months)	89 years 10 months 24 days	17 years 10 months 24 days	35 years 1 month 6 days	20 years 4 months 24 days
Weighted-average discount rate - operating leases	9.05%	5.67%	9.00%	6.00%